FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2025
FINANCIAL STATEMENT SCHEDULE I
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

DECEMBER 31, 2024 AND 2025

(U.S. dollars in thousands, except share and per share data)

	December 31,
	2024	2025
ASSETS
Current assets:
Cash and cash equivalents	$299,576	$311,244
Total current assets	299,576	311,244
Investments in subsidiaries	4,062,484	4,097,944
TOTAL ASSETS	$4,362,060	$4,409,188

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$868	$2,461
Total current liabilities	868	2,461
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2024 and 2025; 421,521,162 shares issued and 333,759,632 shares outstanding as of December 31, 2024; 426,092,214 shares issued and 338,330,684 shares outstanding as of December 31, 2025)	42	42
Additional paid-in capital	2,408,799	2,464,548
Retained earnings	2,983,173	2,812,659
Accumulated other comprehensive loss	(413,210)	(252,910)
Treasury shares, at cost (87,761,530 shares as of December 31, 2024 and 2025)	(617,612)	(617,612)
Total shareholders’ equity	4,361,192	4,406,727
TOTAL LIABILITIES AND EQUITY	$4,362,060	$4,409,188

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(U.S. dollars in thousands)

	Year ended December 31,
	2023	2024	2025
Operating expenses:
General and administrative	$(142,232)	$(78,470)	$(60,370)
Total operating expenses	(142,232)	(78,470)	(60,370)
Loss from operations	(142,232)	(78,470)	(60,370)
Interest income, net	3,835	9,766	11,572
Income tax (expense) benefit	(9,020)	88,965	—
Net (loss) income before share of results of subsidiaries	(147,417)	20,261	(48,798)
Equity in earnings (losses) of subsidiaries	576,962	(365,476)	(121,716)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	$429,545	$(345,215)	$(170,514)

Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	(119,511)	(118,750)	160,342
Total other comprehensive (loss) income	(119,511)	(118,750)	160,342
Comprehensive income (loss)	$310,034	$(463,965)	$(10,172)

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(U.S. dollars in thousands)

	Year ended December 31,
	2023	2024	2025
OPERATING ACTIVITIES
Net cash provided by operating activities	702,391	85,681	11,668
FINANCING ACTIVITIES
Proceeds from bank borrowings	140,000	—	—
Repayment of bank borrowings	(140,000)	—	—
Proceeds from options exercised	4	57	—
Payments for repurchase of common shares	(485,931)	(5,003)	—
Net cash used in financing activities	(485,927)	(4,946)	—
NET INCREASE IN CASH AND CASH EQUIVALENTS	216,464	80,735	11,668
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	2,377	218,841	299,576
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$218,841	$299,576	$311,244

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

Notes

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, Daqo New Energy Corp records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries”. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company will continue to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4.

As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been disclosed separately in the consolidated financial statements.